Offerings	Feb. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock, US$0.0001 per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 7,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,035.75
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 562,500 shares of Class A Common Stock that the underwriters have the option to purchase pursuant to their over-allotment option.

In accordance with Rule 457(g) under the Securities Act, because the shares of Class A Common Stock of underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Common Stock in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 120% of the public offering price per share of the shares of Class A Common Stock sold in this offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock, US$0.0001 per share
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 8,625,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,191.12
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 562,500 shares of Class A Common Stock that the underwriters have the option to purchase pursuant to their over-allotment option.

In accordance with Rule 457(g) under the Securities Act, because the shares of Class A Common Stock of underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Common Stock in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 120% of the public offering price per share of the shares of Class A Common Stock sold in this offering.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 562,500 shares of Class A Common Stock that the underwriters have the option to purchase pursuant to their over-allotment option.

In accordance with Rule 457(g) under the Securities Act, because the shares of Class A Common Stock of underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Common Stock in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 120% of the public offering price per share of the shares of Class A Common Stock sold in this offering.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock issuable upon the exercise of the Representative's warrants
Amount Registered | shares	134,375
Proposed Maximum Offering Price per Unit	7.20
Maximum Aggregate Offering Price	$ 967,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 133.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 562,500 shares of Class A Common Stock that the underwriters have the option to purchase pursuant to their over-allotment option.

In accordance with Rule 457(g) under the Securities Act, because the shares of Class A Common Stock of underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Common Stock in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 120% of the public offering price per share of the shares of Class A Common Stock sold in this offering.

Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock, US$0.0001 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 562,500 shares of Class A Common Stock that the underwriters have the option to purchase pursuant to their over-allotment option.

In accordance with Rule 457(g) under the Securities Act, because the shares of Class A Common Stock of underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Common Stock in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 120% of the public offering price per share of the shares of Class A Common Stock sold in this offering.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 562,500 shares of Class A Common Stock that the underwriters have the option to purchase pursuant to their over-allotment option.

In accordance with Rule 457(g) under the Securities Act, because the shares of Class A Common Stock of underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Common Stock in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 120% of the public offering price per share of the shares of Class A Common Stock sold in this offering.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock issuable upon the exercise of the Representative's warrants
Amount Registered | shares	143,750
Proposed Maximum Offering Price per Unit	7.20
Maximum Aggregate Offering Price	$ 1,035,000.00
Amount of Registration Fee	$ 142.94
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Includes 562,500 shares of Class A Common Stock that the underwriters have the option to purchase pursuant to their over-allotment option.

In accordance with Rule 457(g) under the Securities Act, because the shares of Class A Common Stock of underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase up to an aggregate number of shares of our Class A Common Stock in an aggregate equal to five percent (5%) of the aggregate number of shares of ordinary shares sold in this offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at a per share price equal to 120% of the public offering price per share of the shares of Class A Common Stock sold in this offering.